Business Description	12 Months Ended
Jun. 30, 2025
Business Description [Abstract]
BUSINESS DESCRIPTION

NOTE 1 – BUSINESS DESCRIPTION

Li Bang International Corporation Inc. (“Li Bang International”) was incorporated in the Cayman Islands on July 8, 2021. Li Bang International and its subsidiaries (collectively, the “Company”) is in the business of designing, developing, producing and selling stainless steel commercial kitchen equipment to its customers in China under its “Li Bang” brand. Additionally, the Company provides its customers comprehensive services, from commercial kitchen design to equipment installation and after-sales maintenance.

Corporate History

On July 8, 2021, the Company’s shareholders approved a Memorandum and Articles of Association, pursuant to which 500,000,000 shares were authorized as ordinary shares with a par value of US$0.0001 per share, and the Company issued 10,000 ordinary shares. On July 15, 2022, in connection with the reorganization, the Company issued 16,990,000 ordinary shares to the following entities. The share issuance was treated as a stock split.

●	12,801,000 ordinary shares to Maple Huang Holdings Limited;

●	2,635,000 ordinary shares to Funa Lee Holdings Limited;

●	799,000 ordinary shares to Army Chan Holdings Limited; and

●	765,000 ordinary shares to Delight Wang Holdings Limited.

Of the total 17,000,000 outstanding ordinary shares, 75.3% are owned by Maple Huang Holdings Limited, a British Virgin Islands (“BVI”) company, controlled by Huang Feng, the Company’s CEO and Chairman of the Board; and 15.5% are owned by Funa Lee Holdings Limited, a BVI company, controlled by Li Funa, Huang Feng’s spouse. Therefore, Huang Feng beneficially owns 90.8% of the Company.

On July 26, 2021, Li Bang International formed its wholly owned subsidiary, Li Bang International Hong Kong Holdings Limited (“Li Bang HK”) in Hong Kong. On August 18, 2021, Li Bang HK formed its wholly owned subsidiary, Jiangsu Li Bang Intelligent Technology Co., Limited (“Li Bang Intelligent Technology” or “WFOE”) in the PRC.

Suzhou Deji Kitchen Engineering Co., Limited (“Suzhou Deji”), a limited liability company incorporated on April 8, 2010, under the laws of China, became a Li Bang Intelligent Technology’s wholly-owned subsidiary on November 24, 2021. Wuxi Li Bang Kitchen Appliance Co., Limited (“Wuxi Li Bang”), a limited liability company incorporated on May 18, 2007, under the laws of China, became a Li Bang Intelligent Technology’s wholly-owned subsidiary on December 23, 2021. Li Bang Kitchen Appliance Co., Limited (“Li Bang Kitchen Appliance”), a limited liability company incorporated on March 22, 2019, under the laws of China, became a Li Bang Intelligent Technology’s wholly-owned subsidiary on December 24, 2021. On December 2, 2019, Li Bang Kitchen Appliance established Yangzhou Bangshijie Kitchen Appliance Co., Ltd. (“Yangzhou Bangshijie”), holding 90% of its equity interests. On November 25, 2015, Wuxi Li Bang established Nanjing Bangshijie Kitchen Appliance Co., Ltd. (“Nanjing Bangshijie”), holding 95% of its equity interests. In March 2019, Wuxi Li Bang transferred its ownership in Nanjing Bangshijie to Li Bang Kitchen Appliance.

Reorganization

A reorganization of Li Bang International’s legal entity structure (the “Reorganization”) was completed in December 2021. The Reorganization involved the incorporation of Li Bang International and Li Bang Intelligent Technology, and the transfer of the 100% equity interest of Li Bang Kitchen Appliance, Suzhou Deji and Wuxi Li Bang. Consequently, Li Bang International, through its subsidiary Li Bang HK, directly controls Li Bang Kitchen Appliance, Suzhou Deji and Wuxi Li Bang, and became the ultimate holding company of all other entities mentioned above.

The Reorganization was accounted for as a recapitalization among entities under common control since the controlling shareholder, Huang Feng, controlled these entities before and after the Reorganization. The consolidation of Li Bang International and its subsidiaries was accounted for at historical cost and prepared on the basis as if the aforementioned transactions became effective as of the beginning of the first period presented in the Company’s consolidated financial statements (“CFS”). Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Initial Public Offering (the IPO”)

On October 23, 2024, Li Bang International completed its IPO and was listed on the Nasdaq Capital Market. It issued 1,520,000 Ordinary Shares with a par value of US$0.0001 per share and at $4.00 per share, with gross proceeds of $6.1 million. On November 14, 2024, Li Bang International issued 228,000 additional shares for the over-allotment, with par value of US$0.0001 per share and at $4.00 per share, with gross proceeds of $0.9 million. After deducting the underwriting discounts, the Company received total net proceeds of approximately $5.4 million.

The Company’s corporate structure as of June 30, 2025 is as follows:

Adoption of Dual-Class Share Structure

On June 27, 2025, shareholders of the Company approved an amendment and restatement of the Company’s memorandum and articles of association to adopt a dual-class share structure by:

(a)	re-designating, on a one-for-one basis, all of the then issued and outstanding Ordinary Shares into Class A ordinary shares of a par value of US$0.0001 each (“Class A Ordinary Shares”), each having one (1) vote per share and the other rights attached to it as set out in the Company’s amended and restated memorandum and articles of association (the “Amended and Restated M&A”);

(b)	re-designating, on a one-for-one basis, 50,000,000 of the authorized but unissued Ordinary Shares into Class B ordinary shares of a par value of US$0.0001 each (“Class B Ordinary Shares”), each having fifteen (15) votes per share and the other rights attached to it as set out in the Amended and Restated M&A; and

(c)	re-designating, on a one-for-one basis, all of the remaining authorized but unissued Ordinary Shares into Class A Ordinary Shares.

Following the adoption of the dual-class share structure, the Company intends to repurchase an aggregate of 15,436,000 Class A ordinary shares held by Maple Huang Holdings Limited and Funa Lee Holdings Limited and issue an equal number of new Class B Ordinary Shares to such shareholders in consideration therefor. Mr. Huang Feng, Chief Executive Officer and Chairman of the Board of Directors, has the voting and dispositive power of all the shares held by Maple Huang Holdings Limited. Ms. Funa Li, the Company’s director and the spouse of Mr. Huang, has the voting and dispositive power of all the shares held by Funa Lee Holdings Limited. Mr. Huang and Ms. Li will beneficially own all of the Company’s outstanding Class B Ordinary Shares and control a vast majority of our total voting power following completion of the aforementioned repurchase and issuance transactions.

The Ordinary Shares are listed and traded on the Nasdaq Capital Market as of the date of this annual report. The Company intends Class A Ordinary Shares to begin trading on Nasdaq before the end of 2025.